Cover	Sep. 27, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 27, 2021
Entity File Number	001-38323
Entity Registrant Name	Adial Pharmaceuticals, Inc.
Entity Central Index Key	0001513525
Entity Tax Identification Number	82-3074668
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1180 Seminole Trail
Entity Address, Address Line Two	Suite 495
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22901
City Area Code	(434)
Local Phone Number	422-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	ADIL
Security Exchange Name	NASDAQ
Warrants
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ADILW
Security Exchange Name	NASDAQ